TAX MATTERS - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 90,850,000	$ 99,631,000	$ 131,326,000
Deferred tax liabilities	0	20,378,000	30,221,000	$ 43,942,000
Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	31,605,000	43,128,310	19,324,000
Deferred tax liabilities	735,000	1,560,950	569,000
Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,010,000	69,768,000	14,537,000
Deferred tax liabilities	159,000	3,562,990	6,794,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	5,381,000
Deferred tax assets	36,546,000	32,743,000	23,414,000	29,663,000
Deferred tax liabilities recognised due to busienss combination	0
Unused tax losses [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	3,545,000
Equity	0
Deferred tax assets		25,955,000	2,246,000
Unused tax losses [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(5,123,000)
Equity	0
Deferred tax assets		20,967,000	1,557,000
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	855,000
Deferred tax assets	7,337,000	4,575,310	3,935,000	5,381,000
Deferred tax liabilities recognised due to busienss combination	0
Unused tax credits [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	2,027,000
Equity	0
Deferred tax assets		6,002,310	310,000
Unused tax credits [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(120,000)
Equity	0
Deferred tax assets		3,833,000	72,000
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Translation difference	(22,109,000)
Deferred tax assets	58,470,000	62,313,000	97,814,000	96,282,000
Deferred tax liabilities	11,503,000	20,378,000	30,221,000	$ 43,942,000
Deferred tax liabilities recognised due to busienss combination	0
Temporary differences [member] | Increarse [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	26,033,000
Equity	0
Deferred tax assets	26,033,000	11,171,000	16,768,000
Deferred tax liabilities		1,560,950	569,000
Temporary differences [member] | Decrease [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(7,767,000)
Equity	0
Deferred tax assets	7,767,000	44,968,000	12,908,000
Deferred tax liabilities		3,562,990	$ 6,794,000
Tax credits IFRS 16 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 950,000	$ 0